September 1, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:  OFFITBANK Variable Insurance Fund, Inc.
Registration No. 33-81748, 811-8640


Dear Sir or Madam:

	On behalf of the OFFITBANK Variable Insurance Fund, Inc. (the "Registrant"), and pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, the undersigned hereby submits this filing in order to supplement eight of the Registrant's nine prospectuses and each of the Registrant's three statements of additional information, each dated April 30, 1999, as supplemented May 13, 1999. In the event you have any questions concerning this filing, please do not hesitate to call me at 302-791-1079.


Very truly yours,


/s/ David C. Lebisky

David C. Lebisky
Assistant Secretary


cc:	Frankie Haan, Division of Investment Management
	Stephen Wells, Esq.
	Vincent M. Rella
	Michael Kagan
	Peter J. O'Rourke, Esq.




        The OFFITBANK Variable Insurance Fund, Inc.

            OFFITBANK VIF - High Yield Fund
         OFFITBANK VIF - Emerging Markets Fund
           OFFITBANK VIF - Total Return Fund
     OFFITBANK VIF - U.S. Government Securities Fund
         OFFITBANK VIF - Mortgage Securities Fund
         OFFITBANK VIF - Latin America Equity Fund
          OFFITBANK VIF - Global Convertible Fund
            OFFITBANK VIF - U.S. Small Cap Fund

         Supplement Dated September 1, 1999 to each
             Prospectus dated: April 30, 1999,
              as supplemented, May 13, 1999


In each Prospectus, the discussion under "Management of the Fund
- Investment Adviser" is hereby amended to replace the second paragraph with the following:

On September 1, 1999, OFFITBANK Holdings, Inc., the sole shareholder of OFFITBANK, merged with the Wachovia Corporation ("Wachovia"). Wachovia is a leading bank holding company with Wachovia Bank, NA as its principal subsidiary. At June 30, 1999, Wachovia had $67 billion in assets and ranked 16th among U.S. banking firms. OFFITBANK will continue to operate under its own name as a distinct Wachovia company and it is not anticipated that the investment process or personnel at OFFITBANK will be affected by the merger.

Under the Investment Company Act of 1940, as amended, the advisory agreement between the Fund and OFFITBANK may have automatically terminated, by its own terms, as a result of the merger. At a Shareholders Meeting on July 30, 1999, shareholders of the Fund approved a new advisory agreement between the Fund and OFFITBANK to take effect as of the consummation of the merger to ensure the uninterrupted provision of services to the Fund.


         The OFFITBANK Variable Insurance Fund, Inc.

             OFFITBANK VIF - High Yield Fund
          OFFITBANK VIF - Emerging Markets Fund
            OFFITBANK VIF - Total Return Fund
       OFFITBANK VIF - U.S. Government Securities Fund
          OFFITBANK VIF - Mortgage Securities Fund
          OFFITBANK VIF - Latin America Equity Fund
           OFFITBANK VIF - Global Convertible Fund
             OFFITBANK VIF - U.S. Small Cap Fund
            OFFITBANK VIF - DJG Value Equity Fund


	Supplement Dated September 1, 1999 to each
Statement of Additional Information dated: April 30, 1999, as supplemented, May 13, 1999


With respect to the OFFITBANK VIF - High Yield Fund, OFFITBANK VIF - Emerging Markets Fund, OFFITBANK VIF - Total Return Fund, OFFITBANK VIF - U.S. Government Securities Fund, OFFITBANK VIF - Mortgage Securities Fund, OFFITBANK VIF - Latin America Equity Fund, OFFITBANK VIF - Global Convertible Fund and OFFITBANK VIF - U.S. Small Cap Fund, the discussion under "Management of the Company - Investment Adviser" is hereby amended to replace the second paragraph with the following:

On September 1, 1999, OFFITBANK Holdings, Inc., the sole shareholder of OFFITBANK, merged with the Wachovia Corporation ("Wachovia"). Wachovia is a leading bank holding company with Wachovia Bank, NA as its principal subsidiary. At June 30, 1999, Wachovia had $67 billion in assets and ranked 16th among U.S. banking firms. OFFITBANK will continue to operate under its own name as a distinct Wachovia company and it is not anticipated that the investment process or personnel at OFFITBANK will be affected by the merger.

Under the Investment Company Act of 1940, as amended, the advisory agreement between each Fund and OFFITBANK may have automatically terminated, by its own terms, as a result of the merger. At a Shareholders Meeting on July 30, 1999, shareholders of each Fund approved a new advisory agreement between each Fund and OFFITBANK to take effect as of the consummation of the merger to ensure the uninterrupted provision of services to the Funds.


With respect to the U.S. Small Cap Fund only, the discussion under "Sub-Adviser - U.S. Small Cap Fund" is supplemented by adding the following paragraph after the second paragraph:

The Sub-Advisory Agreement may have automatically terminated, by its own terms, as a result of the merger between OFFITBANK and Wachovia. At a Shareholders Meeting on July 30, 1999, shareholders of the U.S. Small Cap Fund approved a new Sub-Advisory Agreement between OFFITBANK and Rockefeller & Co. to take effect as of the consummation of the merger to ensure the uninterrupted provision of services to the Fund.

With respect to all Funds, the discussion under "Management of the Company - Directors and Officers" is hereby supplemented by adding the following Director to the list of Directors:

Stephen  M.  Peck:   Investment  Officer,  Gildner  Gagnon,  Howe
& Co. LLC (1989-Present); Director, Harnischfeger, Inc. and
Fresenius Medical Care; one additional director position with the OFFITBANK Fund complex.

Mr. Peck was elected as a Director by the Shareholders of the Funds at the July 30, 1999 Shareholders Meeting.